Pacer US Large Cap Cash Cows Growth Leaders ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 8.2%
AppLovin Corp. - Class A (a)	29,340	$ 11,615,706
Iridium Communications, Inc.	1,985,513	93,994,185
Match Group, Inc.	545,355	21,492,440
Netflix, Inc. (a)	135,538	9,719,430
Pinterest, Inc. - Class A (a)	497,296	11,940,077
Reddit, Inc. - Class A (a)	65,474	9,210,228
TKO Group Holdings, Inc.	86,733	15,768,927
Trade Desk, Inc. - Class A (a)	409,577	7,388,769
		181,129,762

Consumer Discretionary - 4.1%
ADT, Inc.	1,673,136	12,782,759
Airbnb, Inc. - Class A (a)	159,115	24,109,105
Booking Holdings, Inc.	72,560	13,996,824
Duolingo, Inc. (a)(b)	77,949	10,508,305
Expedia Group, Inc.	55,267	16,289,395
McDonald's Corp.	46,124	12,482,999
		90,169,387

Consumer Staples - 2.9%
Altria Group, Inc.	319,158	21,808,066
Coca-Cola Co.	233,891	20,486,513
Philip Morris International, Inc.	115,871	22,110,504
		64,405,083

Energy - 7.2%
Antero Midstream Corp.	1,038,360	22,812,769
Diamondback Energy, Inc.	137,398	27,884,924
DT Midstream, Inc. (b)	153,248	21,148,224
EQT Corp.	242,899	12,944,088
Range Resources Corp. (b)	388,290	15,585,961
Texas Pacific Land Corp.	80,561	32,432,247
Viper Energy, Inc. - Class A	572,813	25,553,188
		158,361,401

Health Care - 14.5%
AbbVie, Inc.	63,118	15,838,831
Biogen, Inc. (a)	94,243	19,126,617
Bristol-Myers Squibb Co.	388,939	25,401,606
DexCom, Inc. (a)	305,526	25,496,145
Doximity, Inc. - Class A (a)	349,670	7,311,600
Exelixis, Inc. (a)(b)	406,060	21,533,362
Gilead Sciences, Inc.	139,848	18,209,608
Halozyme Therapeutics, Inc. (a)	191,956	15,844,048
IDEXX Laboratories, Inc. (a)	18,496	10,340,559
Incyte Corp. (a)	132,772	15,868,909
Intuitive Surgical, Inc. (a)	24,349	8,603,232
Jazz Pharmaceuticals PLC (a)	126,978	32,107,657
Medpace Holdings, Inc. (a)	23,069	13,313,351
Neurocrine Biosciences, Inc. (a)	103,520	17,267,136
Regeneron Pharmaceuticals, Inc.	17,254	13,158,418
ResMed, Inc.	52,722	11,123,287

United Therapeutics Corp. (a)	39,179	20,283,360
Veeva Systems, Inc. - Class A (a)	58,359	11,892,397
Vertex Pharmaceuticals, Inc. (a)	37,328	17,809,189
		320,529,312

Industrials - 4.1%
Copart, Inc. (a)	382,176	11,128,965
Graco, Inc. (b)	179,439	14,243,868
Nordson Corp.	86,295	25,696,925
Paychex, Inc.	122,846	14,353,327
Paylocity Holding Corp. (a)	95,540	13,174,488
Verisk Analytics, Inc.	59,429	11,579,741
		90,177,314

Information Technology - 55.4% (c)
Adobe, Inc. (a)	44,951	11,256,180
Analog Devices, Inc.	100,357	36,872,165
Apple, Inc.	66,146	20,433,161
Arista Networks, Inc. (a)	161,406	29,109,572
Astera Labs, Inc. (a)	214,971	66,905,424
Autodesk, Inc. (a)	46,025	10,779,055
Bentley Systems, Inc. - Class B	328,084	11,627,297
Broadcom, Inc.	51,488	20,043,249
Cadence Design System, Inc. (a)	64,043	21,775,901
Cirrus Logic, Inc. (a)	204,215	26,415,210
Crowdstrike Holdings, Inc. - Class A (a)	206,716	39,453,816
Datadog, Inc. - Class A (a)	169,413	45,397,602
Docusign, Inc. (a)	222,281	12,187,667
Dropbox, Inc. - Class A (a)	472,068	15,370,534
Dynatrace, Inc. (a)	339,690	15,055,061
F5, Inc. (a)	107,422	43,244,875
Fair Isaac Corp. (a)	8,516	9,563,213
First Solar, Inc. (a)	73,696	15,552,067
Fortinet, Inc. (a)	322,492	52,227,579
Gen Digital, Inc.	568,513	15,605,682
Gitlab, Inc. - Class A (a)	337,058	11,631,872
GoDaddy, Inc. - Class A (a)	111,606	9,234,280
Intuit, Inc.	26,926	8,510,501
KLA Corp.	226,427	41,395,384
Lam Research Corp.	204,426	59,900,906
Manhattan Associates, Inc. (a)	81,366	15,570,198
NetApp, Inc.	241,885	43,176,472
Nutanix, Inc. - Class A (a)	353,881	20,882,518
NVIDIA Corp.	115,373	23,161,130
Okta, Inc. (a)	329,739	46,799,856
Palantir Technologies, Inc. - Class A (a)	100,840	12,409,370
Palo Alto Networks, Inc. (a)	135,107	44,832,556
Pegasystems, Inc.	265,208	8,102,104
PTC, Inc. (a)	80,300	11,017,160
QUALCOMM, Inc.	172,467	25,457,854
Roper Technologies, Inc.	30,477	11,946,070
salesforce.com, Inc.	62,644	11,527,749
Sandisk Corp. (a)	60,330	73,290,694
ServiceNow, Inc. (a)	94,457	10,506,452
Synopsys, Inc. (a)	45,567	17,714,627
Tyler Technologies, Inc. (a)	30,042	9,301,003
Ubiquiti, Inc. (b)	27,594	15,356,613
Universal Display Corp.	124,907	10,012,545
VeriSign, Inc.	70,991	20,588,810

Western Digital Corp.	183,777		100,129,061
Workday, Inc. - Class A (a)	65,792		10,549,089
Zoom Communications, Inc. - Class A (a)	234,111		22,491,044
Zscaler, Inc. (a)	63,182		9,553,118
			1,223,924,346

Materials - 3.6%
Anglogold Ashanti PLC	247,649		19,643,519
Newmont Goldcorp Corp.	245,179		22,975,724
Southern Copper Corp.	203,085		37,105,719
			79,724,962
TOTAL COMMON STOCKS (Cost $2,074,283,616)			2,208,421,567

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.5%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	11,934,023		11,934,023
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,934,023)			11,934,023

TOTAL INVESTMENTS - 100.5% (Cost $2,086,217,639)			2,220,355,590
Liabilities in Excess of Other Assets - (0.5)%		(0.00479)	(10,593,158)
TOTAL NET ASSETS - 100.0%			$ 2,209,762,432

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $12,067,365.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer US Large Cap Cash Cows Growth Leaders ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,208,421,567	$ –	$ –	$ 2,208,421,567
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	11,934,023
Total Investments	$ 2,208,421,567	$ –	$ –	$ 2,220,355,590

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.